Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial Assets and Liabilities
27.
Financial Assets and Liabilities

We have various financial assets such as trade and non-trade receivables, cash and short-term deposits. Our principal financial liabilities, other than derivatives, comprise of bank loans, lease liabilities, trade and non-trade payables. The main purpose of these financial liabilities is to finance our operations. We also enter into derivative transactions, primarily principal only-currency swap agreements, interest rate swaps and forward foreign exchange contracts and options to manage the currency and interest rate risks arising from our operations and sources of financing. Our accounting policies in relation to derivatives are set out in Note 2 – Summary of Material Accounting Policies – Financial Instruments.

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2024 and 2023:

	Financial instruments at amortized cost		Financial instruments at FVPL	Total financial instruments
	(in million pesos)
Assets as at December 31, 2024
Noncurrent:
Financial assets at fair value through profit or loss	—		1,101	1,101
Debt instruments at amortized cost – net of current portion	370		—	370
Derivative financial assets – net of current portion	—		385	385
Other financial assets – net of current portion	3,126	(1)	—	3,126
Current:
Cash and cash equivalents	10,011		—	10,011
Short-term investments	136		—	136
Trade and other receivables	31,612		—	31,612
Current portion of derivative financial assets	—		30	30
Current portion of debt instruments at amortized cost	25		—	25
Current portion of other financial assets	831	(1)	—	831
Total assets	46,111		1,516	47,627

Liabilities as at December 31, 2024
Noncurrent:
Interest-bearing financial liabilities – net of current portion	258,246		—	258,246
Lease liabilities – net of current portion	46,703		—	46,703
Customers' deposits	2,046		—	2,046
Deferred credits and other noncurrent liabilities	90		—	90
Current:
Accounts payable	61,204		—	61,204
Accrued expenses and other current liabilities	70,795		2	70,797
Current portion of interest-bearing financial liabilities	23,340		—	23,340
Current portion of lease liabilities	7,335		—	7,335
Dividends payable	2,005		—	2,005
Current portion of derivative financial liabilities	—		97	97
Liabilities associated with assets classified as held-for-sale	1,615		—	1,615
Total liabilities	473,379		99	473,478
Net assets (liabilities)	(427,268)		1,417	(425,851)

(1)
Includes refundable deposits and notes receivable.

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2023
Noncurrent:
Financial assets at fair value through profit or loss	—		578		578
Debt instruments at amortized cost – net of current portion	395		—		395
Derivative financial assets – net of current portion	—		96		96
Other financial assets – net of current portion	3,481	(1)	—		3,481
Current:
Cash and cash equivalents	16,177		—		16,177
Short-term investments	122		269		391
Trade and other receivables	26,086		—		26,086
Current portion of debt instruments at amortized cost	200		—		200
Current portion of other financial assets	320	(1)	—	(3)	320
Total assets	46,781		943		47,724

Liabilities as at December 31, 2023
Noncurrent:
Interest-bearing financial liabilities – net of current portion	243,152		—		243,152
Lease liabilities – net of current portion	41,625		—		41,625
Derivative financial liabilities – net of current portion	—		12		12
Customers' deposits	2,238		—		2,238
Deferred credits and other noncurrent liabilities	229		—		229
Current:
Accounts payable	77,050		—		77,050
Accrued expenses and other current liabilities	71,756		—		71,756
Current portion of interest-bearing financial liabilities	11,646		—		11,646
Current portion of lease liabilities	5,921		—		5,921
Dividends payable	1,912		—		1,912
Current portion of derivative financial liabilities	—		1,021		1,021
Liabilities associated with assets classified as held-for-sale	1,779		—		1,779
Total liabilities	457,308		1,033		458,341
Net liabilities	(410,527)		(90)		(410,617)

(1)
Includes refundable deposits and notes receivable.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. In 2021, PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse and impaired the remaining fund value of US$3.4 million. In the same year, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2022, the fund’s value is US$4.85 million. On September 10, 2024, Smart withdrew its investment with Julius Baer amounting to US$5.0 million with US$54 thousand earnings from the investment.
(3)
Includes RCBC Redemption Trust Account. See Note 19 – Equity – Redemption of Preferred Stock.

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at
December 31, 2024 and 2023:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2024
Current Financial Assets
Trade and other receivables
Foreign administrations	2,536	1,359	1,177
Domestic carriers	356	100	256
Total	2,892	1,459	1,433
Current Financial Liabilities
Accounts payable
Suppliers and contractors	58,613	89	58,524
Carriers and others	8,359	5,825	2,534
Total	66,972	5,914	61,058

December 31, 2023
Current Financial Assets
Trade and other receivables
Foreign administrations	4,606	3,480	1,126
Domestic carriers	332	145	187
Total	4,938	3,625	1,313
Current Financial Liabilities
Accounts payable
Suppliers and contractors	74,542	24	74,518
Carriers and others	4,713	2,351	2,362
Total	79,255	2,375	76,880

There are no financial instruments subject to an enforceable master netting arrangement as at December 31, 2024 and 2023.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2024 and 2023 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2024	2023	2024	2023
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	370	395	363	387
Other financial assets – net of current portion	3,126	3,481	2,703	3,184
Total	3,496	3,876	3,066	3,571
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	258,246	243,152	246,572	232,195
Customers' deposits	2,046	2,238	1,311	1,425
Deferred credits and other noncurrent liabilities	90	229	79	225
Total	260,382	245,619	247,962	233,845

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2024 and 2023. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	December 31, 2024				December 31, 2023
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	1,098	3	1,101	—	575	3	578
Derivative financial assets – net of current portion	—	385	—	385	—	96	—	96
Current Financial Assets
Short-term investments	—	—	—	—	—	269	—	269
Current portion of derivative financial assets	—	30	—	30	—	—	—	—
Total	—	1,513	3	1,516	—	940	3	943

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	—	—	—	—	12	—	12
Current Financial Liabilities
Accrued expenses and other current liabilities	—	2	—	2	—	—	—	—
Current portion of derivative financial liabilities	—	97	—	97	—	1,021	—	1,021
Total	—	99	—	99	—	1,033	—	1,033

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

As at December 31, 2024 and 2023, there were no transfers into and out of Level 3 and between Level 1 and Level 2 fair value measurements.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate such value:

Long-term financial assets and liabilities:

Fair value is based on the following:

Type	Fair Value Assumptions	Fair Value Hierarchy
Noncurrent portion of advances and other noncurrent assets	Estimated fair value is based on the discounted values of future cash flows using the applicable zero-coupon rates plus counterparties’ credit spread.	Level 3
Fixed rate loans: U.S. Dollar notes	Quoted market price.	Level 1
Investment in debt securities	Fair values were determined using quoted prices. For non-quoted securities, fair values were determined using discounted cash flow based on market observable rates.	Level 1 Level 2
Other loans in all other currencies	Estimated fair value is based on the discounted value of future cash flows using the applicable Commercial Interest Reference Rate and BVAL rates for similar types of loans plus PLDT’s credit spread.	Level 3
Variable rate loans	The carrying value approximates fair value because of recent and regular repricing based on market conditions.	Level 2

Derivative Financial Instruments

Forward foreign exchange contracts, foreign currency swaps, foreign currency options and interest rate swaps: The fair values were computed as the present value of estimated future cash flows using market U.S. Dollar and Philippine Peso interest rates as at valuation date.

The valuation techniques considered various inputs including the credit quality of counterparties.

Due to the short-term nature of the transactions, the fair value of cash and cash equivalents, short-term investments, trade and other receivables, accounts payable, accrued expenses and other current liabilities and dividends payable approximate their carrying values as at the end of the reporting period.

Our derivative financial instruments are accounted for as either cash flow hedges or transactions not designated as hedges. Cash flow hedges refer to those transactions that hedge our exposure to variability in cash flows attributable to a particular risk associated with a recognized financial asset or liability and exposures arising from forecast transactions. Changes in the fair value of these instruments representing effective hedges are recognized directly in other comprehensive income until the hedged item is recognized in our consolidated income statements. For transactions that are not designated as hedges, any gains or losses arising from the changes in fair value are recognized directly to income for the period.

As at December 31, 2024 and 2023, we have taken into account the counterparties’ credit risks (for derivative assets) and our own non-performance risk (for derivative liabilities) and have included a credit or debit valuation adjustment, as appropriate, by assessing the maximum credit exposure and taking into account market-based inputs which considers the risk of default occurring and corresponding losses once the default event occurs. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2024 and 2023:

							December 31, 2024		December 31, 2023
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$396	Various dates in October to December 2023	U.S. Dollar Liabilities	Various dates in January to June 2024	—	Php56.56	US$—	—	US$396	(448)
	US$795	Various dates in January 2024 to September 2024	U.S. Dollar Liabilities	Various dates in March to December 2024	—	Php57.12	—	—	—	—
	US$303	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to July 2025	—	Php58.45	303	(10)	—	—
	US$14	Various dates in October to December 2024	U.S. Dollar Revenues	Various dates in July to December 2025	—	Php58.65	14	(2)	—	—
	US$93	Various dates in January 2025	U.S. Dollar Revenues	Various dates in July to August 2025	—	Php58.73
Foreign exchange options seagull(a)	US$13	Various dates in March to September 2024	U.S. Dollar Liabilities	Various dates in September 2024 to February 2025	—	Php55.62	2	(1)	—	—
					—	Php56.07	—	—	—	—
					—	Php57.07	—	—	—	—
	US$5	Various dates in October to November 2024	U.S. Dollar Liabilities	Various dates in December 2024	—	Php57.93	—	—	—	—
					—	Php58.25	—	—	—	—
					—	Php59.25	—	—	—	—
	US$8	Various dates in December 2024	U.S. Dollar Liabilities	Various dates in April 2025	—	Php57.46	8	(2)	—	—
					—	Php57.98	—	—	—	—
					—	Php59.48	—	—	—	—

								(15)		(448)
Smart
Forward foreign exchange contracts	US$449	Various dates in June 2023 to December 2024	U.S. Dollar Liabilities	Various dates in January to October 2024	—	Php56.55	US$—	—	US$449	(493)
	US$614	Various dates in January to September 2024	U.S. Dollar Liabilities	Various dates in March to December 2024	—	Php56.74	—	—	—	—
	US$204	Various dates in October to December 2024	U.S. Dollar Liabilities	Various dates in January to April 2025	—	Php58.18	204	31	—	—
	US$5	Various dates in October to November 2024	U.S. Dollar Revenues	Various dates in July to October 2025	—	Php58.48	5	(1)	—	—
Foreign exchange options seagull(b)	US$15	Various dates in June 2023	U.S. Dollar Liabilities	Various dates in February 2024	—	Php55.17 Php55.85 Php56.87	—	—	US$15	(1)
	US$34	Various dates in March to September 2024	U.S. Dollar Liabilities	Various dates in September 2024 to March 2025	—	Php55.87 Php56.17 Php57.17	4	(3)	—	—
	US$4	Various dates in December 2024	U.S. Dollar Liabilities	Various dates March to April 2025	—	Php57.64 Php57.97 Php59.26	4	(1)	—	—
								26		(494)
								11		(942)
Transactions designated as hedges:
PLDT
Long-term foreign currency options(c)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	164	US$290	(87)
								164		(87)
Smart
Long-term foreign currency options(d)	US$109	February to April 2021	US$140 PNB Loan	December 13, 2030	1.63%	Php48.00 Php53.34	US$66	143	US$77	92
								143		92
								307		5
								318		(937)

(a)
If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php56.07 to Php57.07, PLDT will purchase the U.S. Dollar for Php56.07. However, if on maturity, the exchange rate settles above Php57.07, PLDT will purchase the U.S. Dollar for Php56.07 plus the excess above Php57.07, and if the exchange rate is lower than Php56.07, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.62.

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php57.98 to Php59.48, PLDT will purchase the U.S. Dollar for Php57.98. However, if on maturity, the exchange rate settles above Php59.48, PLDT will purchase the U.S. Dollar for Php57.98 plus the excess above Php59.48, and if the exchange rate is lower than Php57.98, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.46.

(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php56.17 to Php57.17, Smart will purchase the U.S. Dollar for Php56.17. However, if on maturity, the exchange rate settles above Php56.17, Smart will purchase the U.S. Dollar for Php56.17 plus the excess above Php57.17, and if the exchange rate is lower than Php56.17, Smart will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php55.87.

If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php57.97 to Php59.26, Smart will purchase the U.S. Dollar for Php57.97. However, if on maturity, the exchange rate settles above Php57.97, Smart will purchase the U.S. Dollar for Php57.97 plus the excess above Php59.26, and if the exchange rate is lower than Php57.97, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php57.64.

(c)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2024 and 2023 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61. However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate. The mark-to-market losses amounting to Php239 million and
Php119 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2024 and 2023, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to
Php75 million each were recognized as at December 31, 2024 and 2023, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income is transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php119 million and Php39 million were recognized in our consolidated income statements for the years ended December 31, 2024, 2023 and 2022, respectively.
(d)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2024 and 2023 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar for Php48.00 plus the excess above Php53.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php145 million and Php96 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2024 and 2023, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php2 million and Php3 million was recognized as at December 31, 2024 and 2023, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php52 million and Php12 million were recognized in our consolidated income statements for the years ended December 31, 2024 and 2023, respectively.

Our derivative financial instruments as at December 31, 2024 and 2023 are presented in the statements of financial position as follows:

	2024	2023
	(in million pesos)
Asset:
Noncurrent assets	385	96
Current assets	30	—
Liabilities:
Noncurrent liabilities (Note 28)	—	(12)
Current liabilities (Note 28)	(97)	(1,021)
Net assets (liabilities)	318	(937)

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2024 and 2023 are summarized as follows:

	2024	2023
	(in million pesos)
Net mark-to-market losses at beginning of the year	(937)	(1,069)
Gains on derivative financial instruments	4,252	1,436
Settlements, accretion and others	(934)	370
Net fair value losses on cash flow hedges charged to other comprehensive income	(2,063)	(1,674)
Net mark-to-market gains (losses) at end of the year	318	(937)

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Gains on derivative financial instruments	4,252	1,436	2,572
Hedge costs	(229)	(238)	(250)
Net gains on derivative financial instruments (Note 5)	4,023	1,198	2,322

Financial Risk Management Objectives and Policies

The main risks arising from our financial instruments are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk. The importance of managing those risks has significantly increased in light of the considerable change and volatility in both the Philippine and international financial markets. Our Board of Directors reviews and approves policies for managing each of these risks, which are summarized below. We also monitor the market price risk arising from all financial instruments.

Liquidity Risk

Our exposure to liquidity risk refers to the risk that our financial requirements, working capital requirements and planned capital expenditures will not be met.

We manage our liquidity profile to be able to finance our operations and capital expenditures, service our maturing debts and meet our other financial obligations. To cover our financing requirements, we use internally generated funds and proceeds from debt and equity issues and sales of certain assets.

As part of our liquidity risk management program, we regularly evaluate our projected and actual cash flows, including our loan maturity profiles, and continuously assess conditions in the financial markets for opportunities to pursue fund-raising initiatives. These activities may include bank loans, export credit agency-guaranteed facilities, debt capital and equity market issues.

Any excess funds are primarily invested in short-term and principal-protected bank products that provide flexibility of withdrawing the funds anytime. We also allocate a portion of our cash in longer tenor investments such as fixed income securities issued or guaranteed by the Republic of the Philippines, and Philippine banks and corporates and managed funds. We regularly evaluate available financial products and monitor market conditions for opportunities to enhance yields at acceptable risk levels. Our investments are also subject to certain restrictions contained in our debt covenants. Our funding arrangements are designed to keep an appropriate balance between equity and debt and to provide financing flexibility while enhancing our businesses.

Our cash position remains sufficient to support our planned capital expenditure requirements and service our debt and financing obligations; however, we may be required to finance a portion of our future capital expenditures from external financing sources. We have cash and cash equivalents, and short-term investments amounting to Php10,011 million and Php136 million, respectively, as at December 31, 2024, which we can use to meet our short-term liquidity needs. See Note 15 – Cash and Cash Equivalents.

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2024 and 2023:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2024
Financial instruments at amortized cost:	55,039	51,264	3,608	10	157
Debt instruments at amortized cost	395	25	360	10	—
Other financial assets	4,236	831	3,248	—	157
Temporary cash investments	1,464	1,464	—	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	17,516	—	—	—
Corporate subscribers	20,936	20,936	—	—	—
Foreign administrations	1,254	1,254	—	—	—
Domestic carriers	256	256	—	—	—
Dealers, agents and others	8,846	8,846	—	—	—
Financial instruments at FVPL:	1,101	—	—	—	1,101
Financial assets at fair value through profit or loss	1,101	—	—	—	1,101
Total	56,140	51,264	3,608	10	1,258

December 31, 2023
Financial instruments at amortized cost:	54,271	50,127	3,530	412	202
Debt instruments at amortized cost	595	200	45	340	10
Other financial assets	4,069	320	3,485	72	192
Temporary cash investments	6,184	6,184	—	—	—
Short-term investments	122	122	—	—	—
Retail subscribers	19,894	19,894	—	—	—
Corporate subscribers	15,934	15,934	—	—	—
Foreign administrations	1,250	1,250	—	—	—
Domestic carriers	188	188	—	—	—
Dealers, agents and others	6,035	6,035	—	—	—
Financial instruments at FVPL:	1,021	443	—	—	578
Financial assets at fair value through profit or loss	578	—	—	—	578
Short-term investments	443	443	—	—	—
Total	55,292	50,570	3,530	412	780

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2024 and 2023:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2024
Debt:(1)	385,962	20,335	89,028	69,915	206,684
Principal	283,575	19,610	47,479	47,561	168,925
Interest	102,387	725	41,549	22,354	37,759
Lease obligations	77,244	16,560	19,410	16,178	25,096
Various trade and other obligations:	133,811	131,580	362	24	1,845
Suppliers and contractors	58,568	58,524	44	—	—
Utilities and related expenses	57,029	56,934	95	—	—
Carriers and others	2,534	2,534	—	—	—
Employee benefits	9,246	9,246	—	—	—
Customer deposits	2,046	—	177	24	1,845
Dividends	2,005	2,005	—	—	—
Others	2,383	2,337	46	—	—
Total contractual obligations	597,017	168,475	108,800	86,117	233,625

December 31, 2023
Debt:(1)	341,848	7,430	77,131	65,342	191,945
Principal	256,927	7,250	43,292	47,648	158,737
Interest	84,921	180	33,839	17,694	33,208
Lease obligations	72,686	15,651	15,767	13,673	27,595
Various trade and other obligations:	151,062	148,560	427	28	2,047
Suppliers and contractors	74,716	74,518	194	4	—
Utilities and related expenses	61,079	61,044	35	—	—
Carriers and others	2,362	2,362	—	—	—
Employee benefits	5,510	5,510	—	—	—
Customers’ deposits	2,238	—	167	24	2,047
Dividends	1,912	1,912	—	—	—
Others	3,245	3,214	31	—	—
Total contractual obligations	565,596	171,641	93,325	79,043	221,587

(1)
Consists of long-term and short-term debts, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Debt

See Note 20 – Interest-bearing Financial Liabilities – Long-term Debt for a detailed discussion of our debt.

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Within one year	16,560	15,651
After one year but not more than five years	35,588	29,440
More than five years	25,096	27,595
Total	77,244	72,686

Various Trade and Other Obligations

PLDT Group has various obligations to suppliers for the acquisition of network equipment, contractors for services rendered on various projects, foreign administrations and domestic carriers for the access charges, shareholders for unpaid dividends distributions, employees for benefits and other related obligations, and various business and operational related agreements. Total obligations under these various agreements amounted to approximately Php133,811 million and Php151,062 million as at December 31, 2024 and 2023, respectively. See Note 22 – Accounts Payable and Note 23 – Accrued Expenses and Other Current Liabilities.

Commercial Commitments

Major Network Vendors

Since the last quarter of 2022, we have engaged in discussions with the major network vendors regarding the status of the PLDT Group's capital expenditure commitments and related outstanding balances. These discussions resulted in a number of Settlement and Mutual Release Agreements, or SMRAs, signed between us and the vendors, taking into consideration our program priorities and current business requirements. The significant commitment in respect of major network vendors amounted to about Php33,000 million, net of advances, as a result of the signing of the SMRAs in March 2023. As at December 31, 2024, such commitment has been reduced to Php4,200 million, net of advances and deliveries.

Moreover, new purchase orders relating to the major network vendors issued in 2023 and 2024 amounted to
Php11,700 million, net of advances and deliveries.

Other Capital Expenditure Vendors

Commitments related to non-major capital expenditure vendors amounted to Php11,200 million, net of advances and deliveries as of December 31, 2024.

We have no outstanding commercial commitments, in the form of letters of credit, as at December 31, 2024 and 2023.

Collateral

There are no pledges as collateral with respect to our financial liabilities as at December 31, 2024 and 2023.

Foreign Currency Exchange Risk

Foreign currency exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The revaluation of our foreign currency-denominated financial assets and liabilities as a result of the appreciation or depreciation of the Philippine Peso is recognized as foreign exchange gains or losses as at the end of the reporting period. The extent of foreign exchange gains or losses is largely dependent on the amount of foreign currency denominated financial assets and liabilities. While a certain percentage of our revenues are either linked to or denominated in U.S. Dollars, a substantial portion of our capital expenditures, a portion of our indebtedness and related interest expense and a portion of our operating expenses are denominated in foreign currencies, mostly in U.S. Dollars. As such, a strengthening or weakening of the Philippine Peso against the U.S. Dollar will decrease or increase in Philippine Peso terms both the principal amount of our foreign currency-denominated debts and the related interest expense, our foreign currency-denominated capital expenditures and operating expenses as well as our U.S. Dollar-linked and U.S. Dollar-denominated revenues. In addition, many of our financial ratios and other financial tests are affected by the movements in the Philippine Peso to U.S. Dollar exchange rate.

To manage our foreign exchange risks and to stabilize our cash flows in order to improve investment and cash flow planning, we enter into forward foreign exchange contracts, currency swap contracts, currency option contracts and other hedging products aimed at reducing and/or managing the adverse impact of changes in foreign exchange rates on our operating results and cash flows. Further details of the risk management strategy are recognized in our hedge designation documentation. We use forward foreign exchange purchase contracts, currency swap contracts and currency option contracts to manage the foreign currency risks associated with our foreign currency-denominated financial liabilities. We accounted for these instruments as either cash flow hedges, wherein changes in the fair value are recognized in our consolidated other comprehensive income until the hedged transaction affects our consolidated income statements or transactions not designated as hedges, wherein changes in the fair value are recognized directly as income or expense for the year.

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2024
Long-term foreign currency options	356	384	Derivative financial assets – net of current portion
	356	384

December 31, 2023
Long-term foreign currency options	367	96	Derivative financial assets – net of current portion
	—	(12)	Derivative financial liabilities – net of current portion
	367	84

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	2024		2023
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Notes 2031	(6,169)	75	(4,546)	75
	(6,169)	75	(4,546)	75

Smart:
US$140M PNB	(2,038)	2	(1,599)	3
	(2,038)	2	(1,599)	3

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2024
Long-term foreign currency options	(8,207)	Other comprehensive loss
	(8,207)

December 31, 2023
Long-term foreign currency options	(6,145)	Other comprehensive loss
	(6,145)

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2024 and 2023:

	2024		2023
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	7	385	2	96
Total noncurrent financial assets	7	385	2	96
Current Financial Assets
Cash and cash equivalents	52	2,980	76	4,232
Short-term investments	—	—	5	269
Trade and other receivables – net	97	5,596	115	6,411
Derivative assets	1	30	—	—
Current portion of other financial assets	—	—	—	12
Total current financial assets	150	8,606	196	10,924
Total Financial Assets	157	8,991	198	11,020
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	667	38,575	681	37,719
Derivative financial liabilities – net of current portion	—	—	—	12
Other noncurrent liabilities	1	29	—	27
Total noncurrent financial liabilities	668	38,604	681	37,758
Current Financial Liabilities
Accounts payable	685	39,621	1,314	72,797
Accrued expenses and other current liabilities	232	13,448	207	11,481
Current portion of interest-bearing financial liabilities	14	797	39	2,149
Current portion of derivative financial liabilities	2	97	18	1,021
Total current financial liabilities	933	53,963	1,578	87,448
Total Financial Liabilities	1,601	92,567	2,259	125,206

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php57.85 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2024.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php55.42 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2023.

As at February 26, 2025, the Philippine Peso-U.S. Dollar exchange rate was Php57.88 to US$1.00. Using this exchange rate, our consolidated net foreign currency-denominated financial liabilities would have increased in Philippine Peso terms by Php61 million as at December 31, 2024.

Approximately 14% and 15% of our total consolidated debts (net of consolidated debt discount) was denominated in U.S. Dollars as at December 31, 2024 and 2023, respectively. Our consolidated foreign currency-denominated debt decreased to Php39,015 million as at December 31, 2024 from Php39,479 million as at December 31, 2023. See Note 20 – Interest-bearing Financial Liabilities. The aggregate notional amount of our consolidated outstanding derivatives allocated for debt were US$381 million and US$485 million as at December 31, 2024 and 2023, respectively. Consequently, the unhedged portion of our consolidated debt amounts were approximately 6% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2024 and 5% (or 5%, net of consolidated U.S. Dollar cash balances allocated for debt) as at December 31, 2023.

Approximately 15%, 13% and 12% of our consolidated revenues were denominated in U.S. Dollars and/or were linked to U.S. Dollars for the years ended December 31, 2024, 2023 and 2022, respectively. Approximately 14%, 12% and 8% of our consolidated expenses were denominated in U.S. Dollars and/or linked to the U.S. Dollar for the years ended

December 31, 2024, 2023 and 2022, respectively. In this respect, the higher weighted average exchange rate of the Philippine Peso against the U.S. Dollar increased our revenues and expenses, and consequently, affects our cash flow from operations in Philippine Peso terms. In view of the anticipated continued decline in dollar-denominated/dollar-linked revenues, which provide a natural hedge against our foreign currency exposure, we are progressively refinancing our dollar-denominated debts in Philippine Pesos.

The Philippine Peso depreciated by 4.38% against the U.S. Dollar to Php57.85 to US$1.00 as at December 31, 2024 from Php55.42 to US$1.00 as at December 31, 2023. As a result of our consolidated foreign exchange movements, as well as the amount of our consolidated outstanding net foreign currency financial assets and liabilities, we recognized net consolidated foreign exchange losses of Php36 million and Php4,687 million for the years ended December 31, 2024 and 2022, respectively and net foreign exchange gains of Php1,149 million for the year ended December 31, 2023.

Management conducted a survey among our banks to determine the outlook of the Philippine Peso-U.S. Dollar exchange rate until the first quarter of 2025. Our outlook is that the Philippine Peso-U.S. Dollar exchange rate may weaken/strengthen by 2.86% as compared to the exchange rate of Php57.85 to US$1.00 as at December 31, 2024. If the Philippine Peso-U.S. Dollar exchange rate had weakened/strengthened by 2.86% as at December 31, 2024, with all other variables held constant, consolidated profit after tax for the year ended December 31, 2024 and stockholders’ equity as at December 31, 2023 would have been approximately Php2,402 million and Php193 million, respectively, lower/higher, mainly as a result of consolidated foreign exchange gains and losses on conversion of U.S. Dollar-denominated net assets/liabilities and mark-to-market valuation of derivative financial instruments.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Our exposure to the risk of changes in market interest rates relates primarily to our long-term debt obligations with floating interest rates.

Our policy is to manage interest costs through a mix of fixed and variable rate debts. We evaluate the fixed to floating ratio of our loans in line with movements of relevant interest rates in the financial markets. Based on our assessment, new financing will be priced either on a fixed or floating rate basis. We enter into interest rate swap agreements in order to manage our exposure to interest rate fluctuations. Further details of the risk management strategy are recognized in our hedge designation documentation. We make use of hedging instruments and structures solely for reducing or managing financial risk associated with our debt obligations and not for trading purposes.

There are no outstanding interest rate hedges as at December 31, 2024 and 2023.

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2024 and 2023. Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2024

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	1	—	6	—	—	7	395	—	395	7	388
Interest rate	4.250%	6.250%	4.625% - 4.875%	6.500%	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	14	—	—	—	—	14	785	—	785	14	785
Interest rate	0.0500% - 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	91	—	—	—	—	91	5,296	—	5,296	91	5,296
Interest rate	0.0500% - 5.1000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	7	—	—	—	—	7	395	—	395	7	395
Interest rate	4.5000% - 5.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	18	—	—	—	—	18	1,069	—	1,069	18	1,069
Interest rate	0.2500% - 6.0000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	136	—	136	2	136
Interest rate	6.0000% - 6.1000%	—	—	—	—	—	—	—	—	—	—
	133	—	6	—	—	139	8,076	—	8,076	139	8,069

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	34,708	531	34,177	463	26,811
Interest rate	—	—	—	—	2.5000% - 3.4500%	—	—	—	—	—	—
Philippine Peso	315	231	339	316	205	1,406	81,315	581	80,734	1,306	75,550
Interest rate	4.0000% to 4.6500%	4.0000% to 5.3500%	4.0000% to 5.2000%	4.0000% to 5.2000%	4.0000% to 5.0880%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	—	28	14	28	14	84	4,860	22	4,838	84	4,859
Interest rate	—	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%	SOFR+ 1.31161%	—	—	—	—	—	—
Philippine Peso	24	87	122	478	2,101	2,812	162,692	855	161,837	2,812	162,692
Interest rate	BVAL + 1.0000%	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	—	—	—	—	—	—
	339	346	475	822	2,920	4,902	283,575	1,989	281,586	4,665	269,912

As at December 31, 2023

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	4	—	—	6	—	10	595	—	595	10	587
Interest rate	2.3750% to 2.9000%	4.2500%	6.2500%	4.6250% to 4.8750%	6.5000%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	15	—	—	—	—	15	850	—	850	15	850
Interest rate	0.0500% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	128	—	—	—	—	128	7,082	—	7,082	128	7,082
Interest rate	0.0500% to 1.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	35	—	—	—	—	35	1,933	—	1,933	35	1,933
Interest rate	4.9000% to 5.1250%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	77	—	—	—	—	77	4,251	—	4,251	77	4,251
Interest rate	0.2500% to 6.2500%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	122	—	122	2	122
Interest rate	0.5000% to 6.1000%	—	—	—	—	—	—	—	—	—	—
	261	—	—	6	—	267	14,833	—	14,833	267	14,825

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	33,251	560	32,691	466	25,845
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
Philippine Peso	72	377	227	564	334	1,574	87,225	748	86,477	1,471	81,545
Interest rate	5.1021% to 5.2813%	4.0000% to 5.3500%	4.0000% to 5.3500%	4.0000% to 5.2000%	4.0000% to 5.1560%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	25	28	14	42	14	123	6,816	28	6,788	123	6,816
Interest rate	SOFR + 1.47826%	SOFR + 1.31161%	SOFR + 1.31161%	SOFR + 1.31161%	SOFR + 1.31161%	—	—	—	—	—	—
Philippine Peso	33	99	36	254	1,916	2,338	129,635	793	128,842	2,339	129,635
Interest rate	0.5000% over PHP BVAL	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	—	—	—	—	—	—
Short-term Debt
Notes Payable
	130	504	277	860	2,864	4,635	256,927	2,129	254,798	4,399	243,841

Fixed rate financial instruments are subject to fair value interest rate risk while floating rate financial instruments are subject to cash flow interest rate risk.

Repricing of our regular floating rate financial instruments is done on intervals of three months while repricing of our structured floating rate instruments is done every one year or up to five years. Interest on fixed rate financial instruments is fixed until maturity of the particular instrument.

Approximately 59% and 53% of our consolidated debts (net of consolidated debt discount) were variable rate debts as at December 31, 2024 and 2023, respectively. Our consolidated variable rate debt increased to Php166,675 million as at December 31, 2024 from Php135,630 million as at December 31, 2023.

Management conducted a survey among our banks to determine the outlook of the U.S. Dollar and Philippine Peso interest rates until the first quarter of 2025. Our outlook is that the U.S. Dollar and Philippine Peso interest rates may move 30 basis points, or bps, and 50 bps higher/lower, respectively, as compared to levels as at December 31, 2024. If the U.S. Dollar interest rates had been 30 bps higher/lower as compared to market levels as at December 31, 2024, with all other variables held constant, consolidated profit after tax for the year ended December 31, 2024 and stockholders’ equity as at December 31, 2024 would have been approximately Php5 million and Php30 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions. If the Philippine Peso interest rates had been 50 bps higher/lower as compared to market levels as at December 31, 2024, with all other variables held constant, consolidated profit after tax for the year December 31, 2024 and stockholders’ equity as at December 31, 2024 would have been approximately Php47 million and Php25 million, respectively, lower/higher, mainly as a result of higher/lower interest expense on floating rate borrowings and loss/gain on derivative transactions.

Credit Risk

Credit risk is the risk that we will incur a loss arising from our customers, clients or counterparties that fail to discharge their contracted obligations. We manage and control credit risk by setting limits on the amount of risk we are willing to accept for individual counterparties and by monitoring exposures in relation to such limits.

We trade only with recognized and creditworthy third parties. It is our policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis to reduce our exposure to bad debts.

We established a credit quality review process to provide regular identification of changes in the creditworthiness of counterparties. Our credit quality review process allows us to assess the potential loss as a result of the risks to which we are exposed and allow us to take corrective actions.

Maximum exposure to credit risk of financial assets not subject to impairment

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Financial assets at fair value through profit or loss	1,101	578
Derivative financial assets – net of current portion	385	96
Current portion of derivative financial assets	30	—
Short-term investments	—	269
Total	1,516	943

Maximum exposure to credit risk of financial assets subject to impairment

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2024 and 2023. The maximum exposure is shown gross before both the effect of mitigation through use of master netting and collateral arrangements. The extent to which collateral and other credit enhancements mitigate the maximum exposure to credit risk is described in the footnotes to the table.

For financial assets recognized on our consolidated statements of financial position as at December 31, 2024 and 2023, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon. For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2024
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	14,059	11,670	—	25,729
Standard grade	440	5,486	—	5,926
Substandard grade	—	14,456	—	14,456
Default	279	3,596	13,600	17,475
Gross carrying amount	14,778	35,208	13,600	63,586
Less allowance	279	3,596	13,600	17,475
Carrying amount	14,499	31,612	—	46,111

	December 31, 2023
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	20,424	11,070	—	31,494
Standard grade	271	3,683	—	3,954
Substandard grade	—	11,333	—	11,333
Default	442	4,190	13,025	17,657
Gross carrying amount	21,137	30,276	13,025	64,438
Less allowance	442	4,190	13,025	17,657
Carrying amount	20,695	26,086	—	46,781

Maximum exposure to credit risk after collateral held or other credit enhancements

Collateral held as security for financial assets depends on the nature of the instrument. Debt investment securities are generally unsecured. Estimates of fair value are based on the value of collateral assessed at the time of borrowing and are regularly updated according to internal lending policies and regulatory guidelines. Generally, collateral is not held over loans and advances to us except for reverse repurchase agreements. Collateral usually is not held against investment securities, and no such collateral was held as at December 31, 2024 and 2023.

Our policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by us during the year.

We have not identified significant risk concentrations arising from the nature, type or location of collateral and other credit enhancements held against our credit exposures.

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2024 and 2023:

	2024
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,111	427	45,684
Debt instruments at amortized cost	395	—	395
Other financial assets	3,957	—	3,957
Cash and cash equivalents	10,011	44	9,967
Short-term investments	136	—	136
Corporate subscribers	15,023	346	14,677
Retail subscribers	7,650	37	7,613
Foreign administrations	1,177	—	1,177
Domestic carriers	256	—	256
Dealers, agents and others	7,506	—	7,506
Financial instruments at FVPL:	1,516	—	1,516
Financial assets at FVPL	1,101	—	1,101
Forward foreign exchange contracts	30	—	30
Long-term foreign currency options	385	—	385
Total	47,627	427	47,200

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2024.

	2023
	Gross Maximum Exposure	Collateral and Other Credit Enhancements(1)	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	46,781	521	46,260
Debt instruments at amortized cost	595	—	595
Other financial assets	3,801	—	3,801
Cash and cash equivalents	16,177	146	16,031
Short-term investments	122	—	122
Corporate subscribers	9,988	338	9,650
Retail subscribers	10,196	37	10,159
Foreign administrations	1,126	—	1,126
Domestic carriers	187	—	187
Dealers, agents and others	4,589	—	4,589
Financial instruments at FVPL:	943	—	943
Financial assets at FVPL	578	—	578
Long-term foreign currency options	96	—	96
Cash equivalents and short-term investments	269	—	269
Total	47,724	521	47,203

(1) Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2023.

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2024 and 2023:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2024
Financial instruments at amortized cost:	63,586	25,729	5,926	14,456	17,475
Debt instruments at amortized cost	395	395	—	—	—
Other financial assets	4,236	3,956	1	—	279
Cash and cash equivalents	10,011	9,572	439	—	—
Short-term investments	136	136	—	—	—
Retail subscribers	17,516	5,381	171	2,098	9,866
Corporate subscribers	20,936	5,124	886	9,013	5,913
Foreign administrations	1,254	139	381	657	77
Domestic carriers	256	—	135	121	—
Dealers, agents and others	8,846	1,026	3,913	2,567	1,340
Financial instruments at FVPL:	1,516	328	712	476	—
Financial assets at FVPL	1,101	(87)	712	476	—
Forward foreign exchange contracts	30	30	—	—	—
Long-term foreign currency options	385	385	—	—	—
Total	65,102	26,057	6,638	14,932	17,475

December 31, 2023
Financial instruments at amortized cost:	64,264	31,494	3,954	11,333	17,483
Debt instruments at amortized cost	595	595	—	—	—
Other financial assets	4,069	3,800	1	—	268
Cash and cash equivalents	16,177	15,907	270	—	—
Short-term investments	122	122	—	—	—
Retail subscribers	19,894	8,083	266	1,847	9,698
Corporate subscribers	15,934	2,341	1,390	6,257	5,946
Foreign administrations	1,250	90	529	507	124
Domestic carriers	188	1	92	94	1
Dealers, agents and others	6,035	555	1,406	2,628	1,446
Financial instruments at FVPL:	1,117	701	242	—	174
Financial assets at FVPL	578	336	242	—	—
Long-term foreign currency options	96	96	—	—	—
Cash equivalents and short-term investments	443	269	—	—	174
Total	65,381	32,195	4,196	11,333	17,657

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

The aging analysis of past due but not impaired class of financial assets as at December 31, 2024 and 2023 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2024
Financial instruments at amortized cost:	63,586	31,655	5,927	586	7,943	17,475
Debt instruments at amortized cost	395	395	—	—	—	—
Other financial assets	4,236	3,957	—	—	—	279
Cash and cash equivalents	10,011	10,011	—	—	—	—
Short-term investments	136	136	—	—	—	—
Retail subscribers	17,516	5,552	1,710	248	140	9,866
Corporate subscribers	20,936	6,010	3,182	548	5,283	5,913
Foreign administrations	1,254	520	232	158	267	77
Domestic carriers	256	135	73	17	31	—
Dealers, agents and others	8,846	4,939	730	(385)	2,222	1,340
Financial instruments at FVPL:	1,516	1,040	476	—	—	—
Financial assets at FVPL	1,101	625	476	—	—	—
Forward foreign exchange contracts	30	30	—	—	—	—
Long-term foreign currency options	385	385	—	—	—	—
Total	65,102	32,695	6,403	586	7,943	17,475

December 31, 2023
Financial instruments at amortized cost:	64,264	35,448	3,505	618	7,210	17,483
Debt instruments at amortized cost	595	595	—	—	—	—
Other financial assets	4,069	3,801	—	—	—	268
Cash and cash equivalents	16,177	16,177	—	—	—	—
Short-term investments	122	122	—	—	—	—
Retail subscribers	19,894	8,349	1,603	223	21	9,698
Corporate subscribers	15,934	3,731	1,500	248	4,509	5,946
Foreign administrations	1,250	619	164	87	256	124
Domestic carriers	188	93	39	20	35	1
Dealers, agents and others	6,035	1,961	199	40	2,389	1,446
Financial instruments at FVPL:	1,117	943	—	—	—	174
Financial assets at FVPL	578	578	—	—	—	—
Long-term foreign currency options	96	96	—	—	—	—
Cash equivalents and short-term investments	443	269	—	—	—	174
Total	65,381	36,391	3,505	618	7,210	17,657

Capital Management Risk

We aim to achieve an optimal capital structure in pursuit of our business objectives which include maintaining healthy capital ratios and strong credit ratings and maximizing shareholder value.

Our approach to capital management focuses on balancing the allocation of cash and the incurrence of debt as we seek new investment opportunities for new businesses and growth areas. On August 5, 2014, the PLDT Board of Directors approved an amendment to our dividend policy, increasing the dividend payout rate to 75% from 70% of our core EPS as regular dividends. However, in view of our elevated capital expenditures to build-out a robust, superior network to support the continued growth of data traffic, plans to invest in new adjacent businesses that will complement the current business and provide future sources of profits and dividends, and management of our cash and gearing levels, the PLDT Board of Directors approved on August 2, 2016, the amendment of our dividend policy, reducing the regular dividend payout to 60% of core EPS. Starting 2019, we base our dividend payout on telco core income. In declaring dividends, we take into consideration the interest of our shareholders, as well as our working capital, capital expenditures and debt servicing requirements. The retention of earnings may be necessary to meet the funding requirements of our business expansion and development programs.

As part of the dividend policy, in the event no investment opportunities arise, we may consider the option of returning additional cash to our shareholders in the form of special dividends or share buybacks. Philippine corporate regulations prescribe, however, that we can only pay out dividends or make capital distribution up to the amount of our unrestricted retained earnings.

Some of our debt instruments contain covenants that impose maximum leverage ratios. In addition, our credit ratings from the international credit ratings agencies are based on our ability to remain within certain leverage ratios.

No changes were made in our objectives, policies or processes for managing capital during the years ended December 31, 2024, 2023 and 2022.